PROPERTY,PLANT AND EQUIPMENT (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Impairment of Long-Lived Assets Held-for-use	30.2
Capital Leases, Balance Sheet, Assets by Major Class, Net	6.0	7.3	7.5
Capital Leased Assets, Gross	7.5	7.5	7.5
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	1.5	0.2	0